Subsequent events (Details Narrative)						1 Months Ended
	Sep. 29, 2026 USD ($) $ / shares shares	Jul. 02, 2026 shares	Apr. 13, 2026 shares	Apr. 07, 2026 shares	Oct. 10, 2025 shares	May 31, 2026 shares	Jun. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Sep. 02, 2025 $ / shares
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares							$ 0.0002	$ 0.0002
Common Class A [Member]
Subsequent Event [Line Items]
Issuance of new Class A Shares, shares			37,250,000	605,000
Ordinary shares, par value | $ / shares									$ 0.0002
Common Class B [Member]
Subsequent Event [Line Items]
Issuance of new Class A Shares, shares					30,000,000	7,000,000
Subsequent Event [Member] | Common Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Authorized capital | $	$ 50,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0002
Reverse stock split	1-for-150
Subsequent Event [Member] | Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Shares issued	175,000,000
Subsequent Event [Member] | Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Authorized capital | $	$ 1,000,000
Shares issued	3,500,000,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0002
Reverse stock split	1-for-150
Subsequent Event [Member] | Common Class B [Member] | Minimum [Member]
Subsequent Event [Line Items]
Shares issued	75,000,000
Subsequent Event [Member] | Common Class B [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares issued	1,500,000,000
Performance Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Milestones description		(i) the successful completion of the Company’s US$2 million registered direct offering on December 3, 2025, (ii) the successful completion of the Company’s US$12 million private offering on December 9, 2025, and (iii) the successful completion of the Company’s US$14.9 million private offering on April 13, 2026.
Performance Shares [Member] | Mr. Terence Zou [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of new Class A Shares, shares		10,500,000